UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from
October 20, 2020 to November 18, 2020

Commission File Number of Issuing entity:	333-180779-11

Central Index Key Number of issuing entity:	0001617760

Morgan Stanley Bank of America Merrill Lynch Trust 2014-C18
(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor:	333-180779

Central Index Key Number of depositor:	0001547361

MORGAN STANLEY CAPITAL I INC.
(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor:	0001541557
0001102113
0001548567

Morgan Stanley Mortgage Capital Holdings LLC
Bank of America, National Association
CIBC Inc.
(Exact name of sponsors as specified in their charters

Jane Lam (212) 761-4000
(Name and telephone number, including area code, of the person to contact in connection with this filing)

New York
(State or other jurisdiction of incorporation or organization of the issuing entity)

47-2087494
47-2098931
47-2108850
47-6535473
(I.R.S. Employer Identification No.)

c/o U.S. Bank National Association
190 S. LaSalle Street
Chicago, IL
(Address of principal executive offices of issuing entity)

60603
(Zip Code)

(312) 332-7458
(Telephone number, including area code)

Not Applicable
(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)

Name of exchange
Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	(If Section 12(b))

A-1	☐	☐	☒	__________
A-2	☐	☐	☒	__________
A-SB	☐	☐	☒	__________
A-3	☐	☐	☒	__________
A-4	☐	☐	☒	__________
X-A	☐	☐	☒	__________
A-S	☐	☐	☒	__________
B	☐	☐	☒	__________
PST	☐	☐	☒	__________
C	☐	☐	☒	__________

Indicate by check mark whether the registrant (1) filed all reports required to be filed by Section 13 or 15(d) of the Securities and Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days? Yes ☒ No ☐

PART I - DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.
On November 18, 2020 a distribution was made to holders of the certificates issued by Morgan Stanley Bank of America Merrill Lynch Trust 2014-C18. The monthly report to holders is attached as Exhibit 99.1.

No assets securitized by Morgan Stanley Mortgage Capital Holdings LLC, Bank of America, National Association, or CIBC Inc. and held by Morgan Stanley Bank of America Merrill Lynch Trust 2014-C18 were the subject of a demand to repurchase or replace for breach of the representations and warranties during the monthly distribution period from October 20, 2020 to November 18, 2020. Morgan Stanley Mortgage Capital Holdings LLC filed its most recent Form ABS-15G on November 13, 2020. The CIK Number of Morgan Stanley Mortgage Capital Holdings LLC is 0001541557. Bank of America, National Association filed its most recent Form ABS-15G on November 06, 2020. The CIK Number of Bank of America, National Association is 0001102113. CIBC Inc. filed its most recent Form ABS-15G on January 30, 2020. The CIK Number of CIBC Inc. is 0001548567.

PART II - OTHER INFORMATION

Item 9. Other Information
Wells Fargo Bank, N.A., in its capacity as Master Servicer for Morgan Stanley Bank of America Merrill Lynch Trust 2014-C18, affirms the following amounts in the respective accounts:

	Collection Account Balance
*	Prior Distribution Date: October 19,2020	$0.00
	Current Distribution Date: November 18,2020	$0.00

*REO Account Balance
Prior Distribution Date: October 19,2020	$0.00
Current Distribution Date: November 18,2020	$0.00

*As provided by the Special Servicer

U.S. Bank National Association, in its capacity as Certificate Administrator for Morgan Stanley Bank of America Merrill Lynch Trust 2014-C18, affirms the following amounts in the respective accounts:

Distribution Account Balance
Prior Distribution Date: October 19,2020	$1,559.11
Current Distribution Date: November 18,2020	$1,586.27

Interest Reserve Account Balance
Prior Distribution Date: October 19,2020	$0.00
Current Distribution Date: November 18,2020	$0.00

Excess Liquidation Proceeds Account Balance
Prior Distribution Date: October 19,2020	$0.00
Current Distribution Date: November 18,2020	$0.00

TA Unused Fees Account Balance
Prior Distribution Date: October 19,2020	$0.00
Current Distribution Date: November 18,2020	$0.00

Item 10. Exhibits.
(a) The following is a list of documents filed as part of this Report on Form 10-D:
(99.1) Monthly report distributed to holders of Morgan Stanley Bank of America Merrill Lynch Trust 2014-C18, relating to the November 18, 2020 distribution.
(b) The exhibits required to be filed by the Registrant pursuant to this form are listed in the Exhibit Index that immediately follows on the signature page hereof.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

MORGAN STANLEY CAPITAL I INC.
(Depositor)

Date: December 01, 2020	/s/ Jane H. Lam
Name: Jane H. Lam
Title: President

EXHIBIT INDEX

Exhibit Number	Exhibit
Exhibit 99.1	Monthly report distributed to holders of the certificates issued by Morgan Stanley Bank of America Merrill Lynch Trust 2014-C18, relating to the November 18, 2020 distribution.